Annual Total Returns- Vanguard Target Retirement 2020 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2020 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.60%	12.35%	15.85%	7.11%	(0.68%)	6.95%	14.08%	(4.24%)	17.63%	12.04%